Warrant Liability (Details) - $ / shares	Dec. 19, 2025	Sep. 20, 2023	Dec. 31, 2025
Warrant Liability [Abstract]
Warrants issued	1.171	7,500,000
Common share		1
Warrants exercise price (in Dollars per share)		$ 11.5
Common shares exercise price (in Dollars per share)	$ 9.82
Outstanding warrants expire term			Sep. 19, 2028